Inventory, net - Summary of Inventory, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 752,000	$ 724,000
Work in process		23,000
Finished goods	36,000	116,000
Inventory at cost	788,000	863,000
Less reserve for obsolescence	(32,000)	0
Inventory	$ 756,000	$ 863,000